Operations (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 09, 2021	Jan. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 29, 2022
IfrsStatementLineItems [Line Items]
Liability due			$ 9,271
Disclosure of depositary receipts			A total of 7,557,679 BDRs were allocated to this program, equivalent to 1,259,613 ordinary class A shares. The total amount for this program was US$11,180 (R$60,331), based on the R$ 8.36 price per BDR. Nu recognized the costs associated with the Customer Program arising from funding the subscription and payment of the BDRs for the customers who participate in the Customer Program as a reduction in revenue in the fourth quarter of 2021.
Proceeds from exercise of the underwriters over-allotment option			$ 9,148	$ 4,505	$ 12,252
Initial Public Offering [Member] | Class A Common Shares [Member]
IfrsStatementLineItems [Line Items]
Shares issued	2,602,026	27,555,298
Per shares value	$ 9.00
Offering cost	$ 61,717
Transaction costs	$ 47,545
Proceeds from exercise of the underwriters over-allotment option		$ 247,998
Initial Public Offering [Member] | Class A Common Shares [Member] | Brazilian Depositary Receipts [Member]
IfrsStatementLineItems [Line Items]
Shares issued	289,150,555
Per shares value	$ 8.36
Contingent Share 2021 Award [Member]
IfrsStatementLineItems [Line Items]
Termination expense						$ 355,573